Document and Entity Information	Jan. 29, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001855781
Document Type	8-K
Document Period End Date	Jan. 29, 2024
Entity Registrant Name	Invesco Galaxy Bitcoin ETF
Entity Incorporation State Country Code	DE
Entity File Number	333-255175
Entity Tax Identification Number	88-6155978
Entity Address, Address Line One	3500 Lacey Road
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60505
City Area Code	800
Local Phone Number	983-0903
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares of Beneficial Interest
Trading Symbol	BTCO
Security Exchange Name	CboeBZX
Entity Emerging Growth Company	true
Entity Ex Transition Period	true